Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Schedule of Research and Development Commitments

in CHF thousands	As of December 31, 2023	As of December 31, 2022
Within one year	23,625	12,145
Between one and five years	26,867	978
Total	50,492	13,123